Net Operating Revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Operating Revenue [Line Items]
Gross operating revenues	R$ 36,776,051	R$ 31,974,106	R$ 29,647,019
(-) Pis/Pasep and Cofins	(2,928,584)	(2,577,655)	(2,477,418)
(-) ICMS (VAT)	(3,592,922)	(3,491,400)	(2,733,900)
(-) Service tax (ISSQN)	(3,502)	(3,644)	(4,087)
Sectorial Charges	(4,134,187)	(3,250,371)	(2,952,146)
Net Revenue	26,116,856	22,651,036	21,479,468
Electricity Sales To Final Customers [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	10,964,004	11,383,852	10,384,872
(-) Pis/Pasep and Cofins	(898,083)
(-) ICMS (VAT)	(1,284,086)
(-) Service tax (ISSQN)	0
Sectorial Charges	(848,982)
Net Revenue	7,932,853	8,454,990	7,946,168
Consumers Power Distribution [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	7,568,762	7,981,076	6,779,582
Free Consumers [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	1,847,523	2,246,579	2,723,661
Donations And Grants [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	1,547,719	1,156,197	881,629
Electricity Sales To Distributors [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	5,449,795	3,674,579	4,235,612
(-) Pis/Pasep and Cofins	(618,859)
(-) ICMS (VAT)	(17,107)
(-) Service tax (ISSQN)	0
Sectorial Charges	(29,160)
Net Revenue	4,784,669	3,120,628	3,602,788
Bilateral Contracts [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	3,072,638	1,960,568	2,112,486
Regulated Contracts [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	1,425,368	1,193,511	1,582,836
Electric Energy Trade Chamber CCEE [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	832,232	399,700	425,920
Effective Interest Grant Bonus [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	119,557	120,800	114,370
Use Of The Main Distribution And Transmission Grid [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	13,628,888	12,737,940	10,930,593
(-) Pis/Pasep and Cofins	(1,106,495)
(-) ICMS (VAT)	(2,291,682)
(-) Service tax (ISSQN)	0
Sectorial Charges	(3,256,045)
Net Revenue	6,974,666	7,048,036	6,002,192
Consumers [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	12,625,475	11,831,389	10,058,379
Concessionaires And Generators One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	129,267	128,756	106,564
Operating And Maintenance Income O And M And Interest Income One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	874,146	777,795	765,650
Construction Income [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	3,303,150	2,550,809	2,333,787
(-) Pis/Pasep and Cofins	0
(-) ICMS (VAT)	0
(-) Service tax (ISSQN)	0
Sectorial Charges	0
Net Revenue	3,303,150	2,550,809	2,333,787
Power Distribution Service Concession [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	3,027,526	2,427,296	2,234,542
Power Transmission Concession [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	275,624	123,513	99,245
Fair Value Of Assets From The Indemnity For The Concession [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	161,244	82,424	62,167
(-) Pis/Pasep and Cofins	0
(-) ICMS (VAT)	0
(-) Service tax (ISSQN)	0
Sectorial Charges	0
Net Revenue	161,244	82,424	62,167
Sectorial Financial Assets And Liabilities Result 1 [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	2,587,485	923,724	1,070,196
(-) Pis/Pasep and Cofins	(239,342)
(-) ICMS (VAT)	0
(-) Service tax (ISSQN)	0
Sectorial Charges	0
Net Revenue	2,348,143	838,280	971,203
Other Operating Revenue One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	681,485	620,778	629,792
(-) Pis/Pasep and Cofins	(65,805)
(-) ICMS (VAT)	(47)
(-) Service tax (ISSQN)	(3,502)
Sectorial Charges	0
Net Revenue	612,131	555,869	561,163
Leasing And Rent [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	581,944	546,507	464,184
Fair Value In The Purchase And Sale Of Power [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	18,563	0	5,045
Income From Rendering Of Services [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	31,697	38,238	41,891
Other Income One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	R$ 49,281	R$ 36,033	R$ 118,672